Pledge of Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Financial Instruments Pledged as Collateral [Abstract]
Trading securities and available-for-sale securities pledged as collateral	¥ 24,383	$ 3,748	¥ 34,558